Commitments (Details)	2 Months Ended
	Dec. 31, 2019 USD ($) item $ / shares shares	Jun. 30, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | item	3
Deferred underwriting fee payable		$ 14,490,000
Underwriters deferred fee (in percent)	10.00%
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units to be issued | shares	5,400,000
Cash underwriting discount	$ 7,200,000
Deferred fee per unit | $ / shares	$ 0.35
Over-allotment option | Scenario One
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable	$ 12,600,000
Over-allotment option | Scenario Two
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable	$ 14,490,000